Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Accumulated Translation Adjustment CNY	Dec. 31, 2013 Accumulated Translation Adjustment CNY	Dec. 31, 2012 Accumulated Translation Adjustment CNY	Dec. 31, 2014 Accumulated Translation Adjustment USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(82,589)	(57,367)	(54,779)	(82,589)	(57,367)	(54,779)	$ (10,598)
Other comprehensive income (loss)	2,713	16,835	(25,222)	(2,588)	16,835	(25,222)	(2,588)
Ending balance	$ (10,598)	(65,754)	(82,589)	(57,367)	(65,754)	(82,589)	(57,367)	$ (10,598)